As filed with the Securities and Exchange Commission on October 4, 2005.

                                          1933 Act Registration No. 33-87244
                                          1940 Act Registration No. 811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.                              [ ]
                  Post-Effective Amendment No.       41                    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.     42                                     [X]


                                JNL SERIES TRUST
 -------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                    1 Corporate Way, Lansing, Michigan 48951
 -------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (517) 381-5500
--------------------------------------------------------------------------------
Susan S. Rhee, Esq.                         with a copy to:
JNL Series Trust                            Joan Boros, Esq.
Associate General Counsel                   Jorden Burt
1 Corporate Way                             1025 Thomas Jefferson Street, N.W.
Lansing, Michigan  48951                    Washington, D.C. 20007

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

_____   immediately upon filing pursuant to paragraph (b)

_____   on May 2, 2005 pursuant to paragraph  (b)

_____   60 days after filing pursuant to paragraph (a)(1)

_____   on May 2, 2005 pursuant to paragraph (a)(1)

__X__   75 days after filing pursuant to paragraph (a)(2)

_____   on (date) pursuant to paragraph (a)(2) of Rule 485.

_____   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                JNL SERIES TRUST
                    REFERENCE TO ITEMS REQUIRED BY FORM N-1A


                                                Caption in Prospectus or
                                                Statement of Additional
                                                Information relating to
N-1A Item                                       each Item
-------------------------                       --------------------------------

Part A. Information Required in a Prospectus    Prospectus

1.   Front and Back Cover Pages                 Front and Back Cover Pages

2.   Risk/Return Summary: Investments, Risks,   About the Funds of the Trust
     and Performance

3.   Risk/Return Summary: Fee Table             About the Funds of the Trust

4. Investment Objectives, Principle Investment About the Funds of the Trust Strategies, Related Risks and Disclosure of "Market Timing" Policy Portfolio Holdings

5.   Management,  Organization  and Capital     Management of the Trust;
     Structure                                  About the Funds of the Trust

6.   Shareholder Information                    Investment of Trust Shares;
                                                Share Redemption; Tax Status

7.   Distribution Arrangements                  The Distributor; Distribution
                                                Plan

8.   Financial Highlights Information           Financial Highlights


Information Required in a Statement             Statement of
Part B.  of Additional Information              Additional Information
-------------------------------------------------------------------------------

9.  Cover Page and Table Of Contents           Cover Page and Table of Contents

10.  Fund History                              General Information and History

11.  Description  of the Fund and Its           Common  Types of Investments
     Investments  and  Risks                    and  Management  Practices;
                                                Additional Risk Considerations;
                                                Investment Restrictions
                                                Applicable to All Funds

12.  Management of the Fund                     Trustees and Officers of the
                                                Trust

13.  Control Persons and Principal Holders      Trustees  and  Officers  of  the
                                                Trust; Ownership of Trustees of
                                                Shares in the Funds of the
                                                Trust; Principal Holders of
                                                Trust Shares

14.  Investment Advisory and Other Services     Investment  Adviser, Sub-
                                                Advisers and Other Service
                                                Providers

15.  Portfolio Managers                         Portfolio Manager Compensation
                                                Structure

16.  Brokerage Allocation and Other Practices   Fund Transactions and Brokerage

17.  Capital Stock and Other Securities         Purchases, Redemptions and
                                                Pricing of Shares

18.  Purchase, Redemption and Pricing of        Purchases, Redemptions and
     Shares                                     Pricing of Shares

19.  Taxation of the Fund                       Tax Status

20.  Underwriters                               The Distributor; Distribution
                                                Plan

21.  Calculation of Performance                 Not Applicable

22.  Financial Statements                       Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N1-A (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement the addition of one fund to be sub-advised by Mellon Capital Management Corporation to the Prospectus dated May 2, 2005 for the JNL Series Trust and to the Statement of Additional Information dated May 2, 2005 both of which were filed with the Commission on April 25, 2005, as part of Post-Effective Amendment No. 40 to the Registration Statement and to file exhibits to the Registration Statement. This Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

  THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT IS FILED WITH THE
   SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE
       SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

               SUPPLEMENT DATED JANUARY 17, 2006 TO THE PROSPECTUS
                                DATED MAY 2, 2005

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

The following Funds should be added to the list of Funds on the cover page:

JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund

The following Fund should be added to the section entitled "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P RETIREMENT INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Retirement Income Fund is high current income and as a secondary objective, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds) using an asset allocation strategy designed for investors already in or near retirement. The Underlying Funds in which the JNL/S&P Retirement Income Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

The following is a list of Underlying Funds that the Fund may currently invest in. The Fund and the Underlying Funds have the same investment adviser.

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund                                JNL/Mellon Capital Management Enhanced S&P 500 Stock
JNL/AIM Real Estate Fund                                     Index Fund
JNL/AIM Small Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/Alger Growth Fund                                        JNL/Oppenheimer Growth Fund
JNL/Eagle Core Equity Fund                                   JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Equity Fund
JNL/FMR Balanced Fund                                        JNL/Putnam Midcap Growth Fund
JNL/FMR Capital Growth Fund                                  JNL/Putnam Value Equity Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Salomon Brothers High Yield Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Salomon Brothers Strategic Bond Fund
JNL/JPMorgan International Equity Fund                       JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/JPMorgan International Value Fund                        JNL/Select Balanced Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Select Global Growth Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Large Cap Growth Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/Select Money Market Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/Select Value Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management International Index Fund       JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Mellon Capital Management Bond Index Fund                JNL/T. Rowe Price Value Fund



JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The following chart shows how we expect the asset allocations for the Fund to be over time. The actual allocations may differ from this chart.

[OBJECT OMITTED]

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund invests its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified" as defined by the Investment Company Act of 1940, as amended. Compared with
          "diversified" funds, non-diversified funds may invest a greater percentage of their assets in a particular issuer. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.19%
---------------------------------------------------------------------------------------------- ---------------------

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.78% to 1.34%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts, the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $19
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $61
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

The following Fund should be added to the section entitled "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P RETIREMENT 2015 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Retirement 2015 Fund is high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds) using an asset allocation strategy designed for investors expecting to retire around the year 2015. The Underlying Funds in which the JNL/S&P Retirement 2015 Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. In general, the asset allocation strategy assumes a retirement age of 65.

The following is a list of Underlying Funds that the Fund may currently invest in. The Fund and the Underlying Funds have the same investment adviser.

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund                                JNL/Mellon Capital Management Enhanced S&P 500 Stock
JNL/AIM Real Estate Fund                                     Index Fund
JNL/AIM Small Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/Alger Growth Fund                                        JNL/Oppenheimer Growth Fund
JNL/Eagle Core Equity Fund                                   JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Equity Fund
JNL/FMR Balanced Fund                                        JNL/Putnam Midcap Growth Fund
JNL/FMR Capital Growth Fund                                  JNL/Putnam Value Equity Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Salomon Brothers High Yield Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Salomon Brothers Strategic Bond Fund
JNL/JPMorgan International Equity Fund                       JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/JPMorgan International Value Fund                        JNL/Select Balanced Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Select Global Growth Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Large Cap Growth Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/Select Money Market Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/Select Value Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management International Index Fund       JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Mellon Capital Management Bond Index Fund                JNL/T. Rowe Price Value Fund


JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund will allocate assets among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in domestic equity funds, 55% in investment grade fixed income funds, and 10% in short-term funds (approximately 4 - 5 years after the year
2015) which is the target asset allocation strategy for the JNL/S&P Retirement Income Fund. The Fund will begin to be managed towards a more conservative mix of investments as the Fund approaches the target retirement date. Once the Fund's asset allocation is similar to that of the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund, subject to approval by the Board of Trustees. After the merger, shareholders will own shares of the JNL/S&P Retirement Income Fund. Information on the JNL/S&P Retirement Income Fund can be found elsewhere in this prospectus.

The following chart shows how we expect the asset allocations for the Fund to change over time. The chart in general reflects the shift to a more conservative allocation by reducing the equity exposure over time. The actual allocations may differ from this chart.

[OBJECT OMITTED]

The Fund seeks to achieve high total return through its investments in Underlying Funds that invest primarily in equity securities, including foreign securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities or short-term securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund invests its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified" as defined by the Investment Company Act of 1940, as amended. Compared with
          "diversified" funds, non-diversified funds may invest a greater percentage of their assets in a particular issuer. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.19%
---------------------------------------------------------------------------------------------- ---------------------

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.78% to 1.34%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts, the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $19
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $61
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

The following Fund should be added to the section entitled "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P RETIREMENT 2020 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Retirement 2020 Fund is high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds) using an asset allocation strategy designed for investors expecting to retire around the year 2020. The Underlying Funds in which the JNL/S&P Retirement 2020 Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. In general, the asset allocation strategy assumes a retirement age of 65.

The following is a list of Underlying Funds that the Fund may currently invest in. The Fund and the Underlying Funds have the same investment adviser.

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund                                JNL/Mellon Capital Management Enhanced S&P 500 Stock
JNL/AIM Real Estate Fund                                     Index Fund
JNL/AIM Small Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/Alger Growth Fund                                        JNL/Oppenheimer Growth Fund
JNL/Eagle Core Equity Fund                                   JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Equity Fund
JNL/FMR Balanced Fund                                        JNL/Putnam Midcap Growth Fund
JNL/FMR Capital Growth Fund                                  JNL/Putnam Value Equity Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Salomon Brothers High Yield Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Salomon Brothers Strategic Bond Fund
JNL/JPMorgan International Equity Fund                       JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/JPMorgan International Value Fund                        JNL/Select Balanced Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Select Global Growth Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Large Cap Growth Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/Select Money Market Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/Select Value Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management International Index Fund       JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Mellon Capital Management Bond Index Fund                JNL/T. Rowe Price Value Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Under normal circumstances, the Fund allocates approximately 30% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30%to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund will allocate assets among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in domestic equity funds, 55% in investment grade fixed income funds, and 10% in short-term funds (approximately 4 - 5 years after the year
2020) which is the target asset allocation strategy for the JNL/S&P Retirement Income Fund. The Fund will begin to be managed towards a more conservative mix of investments as the Fund approaches the target retirement date. Once the Fund's asset allocation is similar to that of the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund, subject to approval by the Board of Trustees. After the merger, shareholders will own shares of the JNL/S&P Retirement Income Fund. Information on the JNL/S&P Retirement Income Fund can be found elsewhere in this prospectus.

The following chart shows how we expect the asset allocations for the Fund to change over time. The chart in general reflects the shift to a more conservative allocation by reducing the equity exposure over time. The actual allocations may differ from this chart.

[OBJECT OMITTED]

The Fund seeks to achieve high total return through its investments in Underlying Funds that invest primarily in equity securities, including foreign securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities or short-term securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund invests its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified" as defined by the Investment Company Act of 1940, as amended. Compared with
          "diversified" funds, non-diversified funds may invest a greater percentage of their assets in a particular issuer. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.19%
---------------------------------------------------------------------------------------------- ---------------------

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.78% to 1.34%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts, the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $19
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $61
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

The following Fund should be added to the section entitled "ABOUT THE FUNDS OF THE TRUST":

JNL/S&P RETIREMENT 2025 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Retirement 2025 Fund is high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds) using an asset allocation strategy designed for investors expecting to retire around the year 2025. The Underlying Funds in which the JNL/S&P Retirement 2025 Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. In general, the asset allocation strategy assumes a retirement age of 65.

The following is a list of Underlying Funds that the Fund may currently invest in. The Fund and the Underlying Funds have the same investment adviser.

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund                                JNL/Mellon Capital Management Enhanced S&P 500 Stock
JNL/AIM Real Estate Fund                                     Index Fund
JNL/AIM Small Cap Growth Fund                                JNL/Oppenheimer Global Growth Fund
JNL/Alger Growth Fund                                        JNL/Oppenheimer Growth Fund
JNL/Eagle Core Equity Fund                                   JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity Fund                               JNL/Putnam Equity Fund
JNL/FMR Balanced Fund                                        JNL/Putnam Midcap Growth Fund
JNL/FMR Capital Growth Fund                                  JNL/Putnam Value Equity Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/Salomon Brothers High Yield Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Salomon Brothers Strategic Bond Fund
JNL/JPMorgan International Equity Fund                       JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/JPMorgan International Value Fund                        JNL/Select Balanced Fund
JNL/Lazard Mid Cap Value Fund                                JNL/Select Global Growth Fund
JNL/Lazard Small Cap Value Fund                              JNL/Select Large Cap Growth Fund
JNL/Mellon Capital Management S&P 500 Index Fund             JNL/Select Money Market Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund      JNL/Select Value Fund
JNL/Mellon Capital Management Small Cap Index Fund           JNL/T. Rowe Price Established Growth Fund
JNL/Mellon Capital Management International Index Fund       JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Mellon Capital Management Bond Index Fund                JNL/T. Rowe Price Value Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Under normal circumstances, the Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund will allocate assets among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in domestic equity funds, 55% in investment grade fixed income funds, and 10% in short-term funds (approximately 4 - 5 years after the year
2025) which is the target asset allocation strategy for the JNL/S&P Retirement Income Fund. The Fund will begin to be managed towards a more conservative mix of investments as the Fund approaches the target retirement date. Once the Fund's asset allocation is similar to that of the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund, subject to approval by the Board of Trustees. After the merger, shareholders will own shares of the JNL/S&P Retirement Income Fund. Information on the JNL/S&P Retirement Income Fund can be found elsewhere in this prospectus.

The following chart shows how we expect the asset allocations for the Fund to change over time. The chart in general reflects the shift to a more conservative allocation by reducing the equity exposure over time. The actual allocations may differ from this chart.

[OBJECT OMITTED]

The Fund seeks to achieve high total return through its investments in Underlying Funds that invest primarily in equity securities, including foreign securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities or short-term securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. Since the Fund invests its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

     o MARKET RISK. Because the Fund invests indirectly in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Funds, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Fund invests in bonds issued by a foreign government, that Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o NON-DIVERSIFICATION. The Fund is "non-diversified" as defined by the Investment Company Act of 1940, as amended. Compared with
          "diversified" funds, non-diversified funds may invest a greater percentage of their assets in a particular issuer. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in this prospectus for the particular information about those Funds.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.19%
---------------------------------------------------------------------------------------------- ---------------------

As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees, which are not reflected in the table immediately above, or in the Expense Example which follows. The total annual operating expenses of the Fund, including the operating expenses of the Underlying Funds in which it invests, could range from 0.78% to 1.34%.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts, the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $19
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                          $61
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.

For the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, delete the second paragraph of the section entitled "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", and replace it with the following paragraph:

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Vice President of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the JNL/S&P Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industry equity analysts and covered the automotive and capital goods sectors.

For each Fund, with the exception of those Funds sub-advised by Franklin Advisory Services, LLC, Goldman Sachs Asset Management, L.P., Mellon Capital Management Corporation, and Wellington Management Company, LLP, in the section entitled "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT," please add the following sentence to the end of the section:

A discussion regarding the Board of Trustees' basis for approving the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2005.

In the section entitled "INVESTMENT ADVISER", please add the following sentence to the end of the section:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2005.

In the section entitled "MANAGEMENT FEE", please add the following Funds to the chart:

............................................... ................................... .................................
                                                                                         Advisory Fee (Annual Rate
                                                                                              Based on Average Net
FUND                                           ASSETS                                         Assets of each FUND)
----                                           ------                                                       ------
............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Retirement Income Fund                 $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Retirement 2015 Fund                   $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Retirement 2020 Fund                   $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/S&P Retirement 2025 Fund                   $0 to $500 million                                              .13%
                                               Over $500 million                                               .08%

............................................... ................................... .................................

In the section entitled "FINANCIAL HIGHLIGHTS", delete the second paragraph and the Financial Highlights table in its entirety and replace it with the following:

The information for 2001, 2002, 2003 and 2004 has been audited by KPMG LLP, an Independent Registered Public Accounting Firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2005 has not been audited. The information for other periods shown were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS



                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
      6/30/2005            $   11.67      $      -         $ (0.11)      $      -          $ -            $     -        $ 11.56
     12/31/2004                10.61          0.01            1.05           1.06            -                  -          11.67
     12/31/2003                 8.16         (0.02)           2.47           2.45            -                  -          10.61
     12/31/2002                10.97         (0.03)          (2.76)         (2.79)           -              (0.02)          8.16
10/29(a)-12/31/01              10.00             -            0.97           0.97            -                  -          10.97

Class B
      6/30/2005                11.69         (0.03)          (0.07)         (0.10)           -                  -          11.59
03/05(a)-12/31/04              10.99          0.02            0.68           0.70            -                  -          11.69

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
05/02(a)-06/30/05              10.00          0.05            0.73           0.78            -                  -          10.78

Class B
05/02(a)-06/30/05              10.00          0.05            0.73           0.78            -                  -          10.78

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
      6/30/2005                12.47         (0.05)           0.29           0.24            -                  -          12.71
     12/31/2004                11.67         (0.12)           0.92           0.80            -                  -          12.47
     12/31/2003                 8.43         (0.05)           3.29           3.24            -                  -          11.67
     12/31/2002                11.60         (0.07)          (3.10)         (3.17)           -                  -           8.43
10/29(a)-12/31/01              10.00         (0.01)           1.61           1.60            -                  -          11.60

Class B
      06/30/05                 12.48          0.01            0.26           0.27            -                  -          12.75
  03/05(a)-12/31/04            12.21         (0.02)           0.29           0.27            -                  -          12.48

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
      6/30/2005                15.50          0.02            0.18           0.20            -                  -          15.70
     12/31/2004                14.76          0.01            0.73           0.74            -                  -          15.50
     12/31/2003                10.91         (0.03)           3.88           3.85            -                  -          14.76
     12/31/2002                16.33         (0.04)          (5.38)         (5.42)           -                  -          10.91
     12/31/2001                18.58         (0.04)          (2.18)         (2.22)           -              (0.03)         16.33
     12/31/2000                22.91         (0.01)          (3.08)         (3.09)           -              (1.24)         18.58

Class B
      6/30/2005                15.50          0.01            0.21           0.22            -                  -          15.72
  03/05(a)-12/31/04            15.41          0.04            0.09           0.13        (0.04)                 -          15.50

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Assuming No Expense Reimburse-
                                                                                                      ment or Fees Paid Indirectly
                                                                                                     -------------------------------
                                      Supplemental Data                                              -------------------------------
                            ----------------------------------------                   Ratio of Net                    Ratio of Net
                            ----------------------------------------   Ratio of         Investment     Ratio of         Investment
                                         Net Assets,                   Expenses to     Income (Loss)  Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net      to Average    Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)     Net Assets (c)  Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
      6/30/2005               (0.94)%    $ 323,211        48.10%           1.02 %            0.18 %         n/a %         n/a %
     12/31/2004                9.99        191,003        96.49            1.07              0.09          1.10          0.06
     12/31/2003               30.02         36,421       140.00            1.10             (0.41)         1.18         (0.49)
     12/31/2002              (25.47)         6,857       180.06            1.10             (0.33)         1.15         (0.38)
10/29(a)-12/31/01              9.70          6,058        14.93            1.10             (0.26)         1.32         (0.48)

Class B
      6/30/2005               (0.86)           161        48.10            0.82              0.41           n/a            n/a
03/05(a)-12/31/04              6.37             24        96.49            0.86              0.55          0.90          0.52

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
05/02(a)-06/30/05              7.80         55,494         7.12            1.04              3.64        n/a            n/a

Class B
05/02(a)-06/30/05              7.80            108         7.12            0.85              3.70        n/a            n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
      6/30/2005                1.92         46,503        35.70            1.16             (0.77)          n/a           n/a
     12/31/2004                6.86         44,358        92.65            1.16             (0.92)         1.18         (0.94)
     12/31/2003               38.43         43,940        30.17            1.15             (0.89)         1.19         (0.93)
     12/31/2002              (27.32)        12,915        46.22            1.15             (0.83)         1.17         (0.85)
10/29(a)-12/31/01             16.00          7,665         3.86            1.15             (0.74)         1.24         (0.83)

Class B
      06/30/05                 2.16            134        35.70            0.96             (0.56)          n/a           n/a
  03/05(a)-12/31/04            2.21              7        92.65            0.96             (0.68)         0.98         (0.70)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
      6/30/2005                1.29        231,218       137.54            1.01              0.14           n/a           n/a
     12/31/2004                5.02        292,638       195.33            1.04              0.11          1.11          0.04
     12/31/2003               35.29        244,667       168.09            1.08             (0.27)         1.15         (0.34)
     12/31/2002              (33.19)       175,439       236.63            1.08             (0.25)          n/a           n/a
     12/31/2001              (11.97)       341,162        86.80            1.07             (0.23)          n/a           n/a
     12/31/2000              (13.44)       459,577        88.34            1.07             (0.03)          n/a           n/a

Class B
      6/30/2005                1.42            113       137.54            0.82              0.43           n/a           n/a
  03/05(a)-12/31/04            0.82              7       195.33            0.79              0.88          0.86           0.81

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
      6/30/2005            $    14.96      $ 0.06         $ (0.42)       $ (0.36)             $ -           $ -           $ 14.60
     12/31/2004                 14.17        0.11            0.79           0.90            (0.11)            -             14.96
     12/31/2003                 11.45        0.09            2.72           2.81            (0.09)            -             14.17
     12/31/2002                 14.53        0.10           (3.08)         (2.98)           (0.10)            -             11.45
     12/31/2001                 16.21        0.07           (1.67)         (1.60)           (0.07)        (0.01)            14.53
     12/31/2000                 18.47        0.08           (0.08)             -            (0.09)        (2.17)            16.21

Class B
      6/30/2005                 15.02           -           (0.35)         (0.35)               -             -             14.67
  03/05(a)-12/31/04             14.68        0.07            0.34           0.41            (0.07)            -             15.02

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
      6/30/2005                 19.97       (0.07)          (0.27)         (0.34)               -             -             19.63
     12/31/2004                 16.81       (0.12)           3.28           3.16                -             -             19.97
     12/31/2003                 12.01       (0.10)           4.90           4.80                -             -             16.81
     12/31/2002                 15.55       (0.08)          (3.46)         (3.54)               -             -             12.01
     12/31/2001                 14.20       (0.41)           1.97           1.56                -         (0.21)            15.55
     12/31/2000                 16.97       (0.04)          (2.23)         (2.27)               -         (0.50)            14.20

Class B
      6/30/2005                 20.02        0.04           (0.36)         (0.32)               -             -             19.70
  03/05(a)-12/31/04             18.33       (0.04)           1.73           1.69                -             -             20.02

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
      6/30/2005                 10.02        0.06            0.17           0.23                -             -             10.25
     12/31/2004                  9.27        0.12            0.75           0.87            (0.12)            -             10.02
     12/31/2003                  8.26        0.12            1.01           1.13            (0.12)            -              9.27
     12/31/2002                  9.05        0.20           (0.80)         (0.60)           (0.19)            -              8.26
     12/31/2001                  9.69        0.21           (0.65)         (0.44)           (0.20)            -              9.05
  05/01(a)-12/31/00             10.00        0.11           (0.31)         (0.20)           (0.11)            -              9.69

Class B
      6/30/2005                 10.10        0.03            0.21           0.24                -             -             10.34
  03/05(a)-12/31/04              9.52        0.06            0.58           0.64            (0.06)            -             10.10

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
      6/30/2005                 15.67       (0.01)          (0.49)         (0.50)               -             -             15.17
     12/31/2004                 13.28        0.05            2.34           2.39                -             -             15.67
     12/31/2003                  9.79       (0.06)           3.55           3.49                -             -             13.28
     12/31/2002                 13.83       (0.07)          (3.97)         (4.04)               -             -              9.79
     12/31/2001                 23.55       (0.11)          (9.35)         (9.46)               -         (0.26)            13.83
     12/31/2000                 43.62       (0.20)        (14.90)        (15.10)                -         (4.97)            23.55

Class B
      6/30/2005                 15.70       (0.10)          (0.39)         (0.49)               -             -             15.21
  03/05(a)-12/31/04             13.97        0.05            1.68           1.73                -             -             15.70

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
      6/30/2005             (2.41)%          $ 274,352     53.37%           0.96 %          0.72 %          n/a %             n/a %
     12/31/2004              6.32              357,978    100.79            0.96            0.85           1.00              0.81
     12/31/2003             24.54              245,913     80.50            0.97            0.83           1.01              0.79
     12/31/2002            (20.53)             149,242     94.37            0.97            0.78           1.00              0.75
     12/31/2001             (9.83)             174,813    102.56            0.97            0.58           0.99              0.56
     12/31/2000              0.28              146,888    192.40            0.97            0.57            n/a               n/a

Class B
      6/30/2005             (2.33)                 123     53.37            0.77            0.85            n/a               n/a
  03/05(a)-12/31/04          2.81                   20    100.79            0.76            1.33           0.80              1.29

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
      6/30/2005             (1.70)             159,171     32.72            1.06           (0.74)           n/a                n/a
     12/31/2004             18.80              169,746     53.14            1.06           (0.76)          1.07             (0.77)
     12/31/2003             39.97              109,972     70.06            1.05           (0.75)          1.10             (0.80)
     12/31/2002            (22.77)              76,198     71.45            1.05           (0.49)          1.08             (0.52)
     12/31/2001             11.00              112,967     65.36            1.05           (0.31)          1.07             (0.33)
     12/31/2000            (13.25)              77,200     89.43            1.05           (0.30)           n/a                n/a

Class B
      6/30/2005             (1.60)                 115     32.72            0.86           (0.69)           n/a                n/a
  03/05(a)-12/31/04          9.22                    7     53.14            0.84           (0.53)          0.86             (0.55)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
      6/30/2005              2.30              114,048     46.19            1.01            1.18            n/a               n/a
     12/31/2004              9.42              104,564    163.88            1.03            1.25           1.04              1.24
     12/31/2003             13.73              114,262     60.48            1.05            1.64           1.07              1.62
     12/31/2002             (6.57)              75,591     90.71            1.05            2.11           1.07              2.09
     12/31/2001             (4.49)              72,281    105.66            1.05            2.48           1.06              2.47
  05/01(a)-12/31/00         (2.00)              44,294     41.10            1.05            2.42            n/a               n/a

Class B
      6/30/2005              2.38                  113     46.19            0.81            1.41            n/a               n/a
  03/05(a)-12/31/04          6.78                    2    163.88            0.77            1.38           0.78              1.37

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
      6/30/2005             (3.19)             205,621     77.98            1.01           (0.09)           n/a               n/a
     12/31/2004             18.00              210,402    231.52            1.02            0.39           1.04              0.37
     12/31/2003             35.65              158,013     31.95            1.05           (0.51)          1.07             (0.53)
     12/31/2002            (29.21)             135,669     56.03            1.04           (0.51)          1.09             (0.56)
     12/31/2001            (40.19)             260,726     96.69            1.01           (0.61)          1.03             (0.63)
     12/31/2000            (34.74)             496,830    110.81            0.99           (0.67)           n/a               n/a

Class B
      6/30/2005             (3.12)                 107     77.98            0.81            0.17            n/a               n/a
  03/05(a)-12/31/04         12.38                    3    231.52            0.78            0.97           0.80              0.95

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS





                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
05/02(a)-06/30/05          $  10.00         $    -           $ 0.50         $ 0.50          $ -              $ -         $ 10.50

Class B
05/02(a)-06/30/05             10.00           0.01             0.49           0.50            -                -           10.50

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
05/02(a)-06/30/05             10.00           0.02            0.72           0.74             -                -           10.74

Class B
05/02(a)-06/30/05             10.00           0.03            0.71           0.74             -                -           10.74

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
      6/30/2005               11.04           0.09           (0.36)         (0.27)            -                -           10.77
     12/31/2004                9.61           0.10            1.47           1.57         (0.14)               -           11.04
     12/31/2003                7.59           0.10            2.06           2.16         (0.14)               -            9.61
     12/31/2002                9.66           0.08           (2.07)         (1.99)        (0.08)               -            7.59
     12/31/2001               12.23           0.08           (2.56)         (2.48)        (0.07)           (0.02)           9.66
     12/31/2000               16.79           0.08           (2.49)         (2.41)        (0.01)           (2.14)          12.23

Class B
      6/30/2005               11.06           0.17           (0.42)         (0.25)            -                -           10.81
  03/05(a)-12/31/04           10.11           0.09            0.99           1.08         (0.13)               -           11.06

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
      6/30/2005                9.29           0.09           (0.14)         (0.05)            -                -            9.24
     12/31/2004                7.65           0.07            1.65           1.72         (0.08)               -            9.29
     12/31/2003                5.56              -            2.19           2.19         (0.10)               -            7.65
     12/31/2002                7.75           0.07           (2.13)         (2.06)        (0.13)               -            5.56
     12/31/2001                9.79           0.09           (2.08)         (1.99)        (0.04)           (0.01)           7.75
     12/31/2000               13.15           0.04           (2.10)         (2.06)        (0.06)           (1.24)           9.79

Class B
      6/30/2005                9.37           0.09           (0.12)         (0.03)            -                -            9.34
  03/05(a)-12/31/04            8.17           0.03            1.18           1.21         (0.01)               -            9.37

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
      6/30/2005               14.66          (3.91)           4.18           0.27             -                -           14.93
     12/31/2004               13.16           0.02            3.21           3.23         (0.02)           (1.71)          14.66
     12/31/2003               10.23           0.04            2.92           2.96         (0.03)               -           13.16
     12/31/2002               11.97           0.03           (1.72)         (1.69)        (0.03)           (0.02)          10.23
     12/31/2001               11.75           0.06            1.50           1.56         (0.06)           (1.28)          11.97
     12/31/2000                9.63           0.03            2.40           2.43         (0.03)           (0.28)          11.75

Class B
      6/30/2005               14.70           0.02            0.26           0.28             -                -           14.98
  03/05(a)-12/31/04           14.28           0.02            2.13           2.15         (0.02)           (1.71)          14.70

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
05/02(a)-06/30/05              5.00 %       $ 53,037      1.77%         1.15 %            0.27 %          n/a %             n/a %

Class B
05/02(a)-06/30/05              5.00              105      1.77          0.95              0.47            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
05/02(a)-06/30/05              7.40           54,488     13.80          1.05              1.36            n/a                n/a

Class B
05/02(a)-06/30/05              7.40              107     13.80          0.85              1.56            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
      6/30/2005               (2.45)         173,695     86.51          1.11              2.56            n/a                n/a
     12/31/2004               16.34           94,998     75.17          1.17              0.96           1.19               0.94
     12/31/2003               28.53           96,811    113.94          1.23              1.17           1.26               1.14
     12/31/2002              (20.58)          78,272    134.52          1.18              0.83           1.21               0.80
     12/31/2001              (20.29)         103,972     66.42          1.17              0.76           1.18               0.75
     12/31/2000              (13.99)         126,816    138.12          1.17              0.44            n/a                n/a

Class B
      6/30/2005               (2.26)             104     86.51          0.90              3.54            n/a                n/a
  03/05(a)-12/31/04           10.72                1     75.17          0.92              1.30           0.94               1.28

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
      6/30/2005               (0.54)         177,992     41.15          1.10              3.17            n/a               n/a
     12/31/2004               22.54           82,081     90.31          1.13              1.14            n/a               n/a
     12/31/2003               39.43           29,609    131.90          1.12              0.75            n/a               n/a
     12/31/2002              (26.59)           5,642    146.48          1.08              0.95            n/a               n/a
     12/31/2001              (20.33)           7,304     82.18          1.07              1.07            n/a               n/a
     12/31/2000              (15.45)           9,264    120.75          1.07              0.40            n/a               n/a

Class B
      6/30/2005               (0.32)             111     41.15          0.89              4.69            n/a               n/a
  03/05(a)-12/31/04           14.85                5     90.31          0.93              1.36            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
      6/30/2005                1.84          211,188     46.32          1.03              0.28            n/a                n/a
     12/31/2004               24.72          222,542    100.95          1.08              0.20           1.13               0.15
     12/31/2003               28.89          142,798     88.62          1.08              0.40           1.17               0.31
     12/31/2002              (14.08)          76,890     98.18          1.08              0.41           1.12               0.37
     12/31/2001               13.24           26,886    143.12          1.07              0.65           1.20               0.52
     12/31/2000               25.37           15,478    134.53          1.07              0.37            n/a               n/a

Class B
      6/30/2005                1.90              163     46.32          0.84              0.63            n/a                n/a
  03/05(a)-12/31/04           15.20               29    100.95          0.88              0.45           0.93               0.40

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS


                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
      6/30/2005            $    13.81      $     -          $ 0.02         $ 0.02              $ -            $ -         $ 13.83
     12/31/2004                 13.05        (0.02)           2.03           2.01            (0.01)         (1.24)          13.81
     12/31/2003                  9.40         0.01            3.64           3.65                -              -           13.05
     12/31/2002                 11.40            -           (1.96)         (1.96)               -          (0.04)           9.40
     12/31/2001                 10.28         0.02            1.77           1.79            (0.02)         (0.65)          11.40
     12/31/2000                  8.84         0.02            1.45           1.47            (0.03)             -           10.28

Class B
      6/30/2005                 13.84         0.01            0.02           0.03                -              -           13.87
  03/05(a)-12/31/04             13.92            -            1.16           1.16                -          (1.24)          13.84

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
      6/30/2005                 10.83         0.10            0.15           0.25                -              -           11.08
     12/31/2004                 10.47         0.35            0.04           0.39            (0.03)             -           10.83
     12/31/2003                 10.48         0.23            0.07           0.30            (0.19)         (0.12)          10.47
  01/15(a)-12/31/02             10.00         0.36            0.50           0.86            (0.36)         (0.02)          10.48

Class B
      6/30/2005                 10.76         0.10            0.16           0.26                -              -           11.02
  03/05(a)-12/31/04             10.73         0.12            0.02           0.14            (0.11)             -           10.76

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
      6/30/2005                  8.80         0.28           (0.33)         (0.05)               -              -            8.75
     12/31/2004                  7.93         0.07            0.82           0.89            (0.02)             -            8.80
     12/31/2003                  6.16         0.03            1.76           1.79            (0.02)             -            7.93
     12/31/2002                  8.21         0.04           (2.09)         (2.05)               -              -            6.16
     12/31/2001                  9.34         0.03           (1.13)         (1.10)           (0.03)             -            8.21
     12/31/2000                 10.58         0.04           (1.24)         (1.20)           (0.03)        (0.01)            9.34

Class B
      6/30/2005                  8.73         0.02           (0.05)         (0.03)               -              -            8.70
  03/05(a)-12/31/04              8.24         0.08            0.48           0.56            (0.07)             -            8.73

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
      6/30/2005                 13.67         0.32           (0.51)         (0.19)               -              -           13.48
     12/31/2004                 11.45         0.16            2.07           2.23            (0.01)             -           13.67
     12/31/2003                  8.44         0.10            3.04           3.14            (0.13)             -           11.45
  01/15(a)-12/31/02             10.00         0.15           (1.51)         (1.36)           (0.20)             -            8.44

Class B
      6/30/2005                 13.66         0.15           (0.33)         (0.18)               -              -           13.48
  03/05(a)-12/31/04             12.05         0.05            1.62           1.67            (0.06)             -           13.66

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------






                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
      6/30/2005                0.14 %     $ 188,005       44.69%           1.06 %        (0.02)%         n/a %             n/a %
     12/31/2004               15.38         218,851      105.06            1.12          (0.20)          1.18             (0.26)
     12/31/2003               38.83         155,191       70.95            1.13           0.17           1.20              0.10
     12/31/2002              (17.22)         74,559       94.87            1.14          (0.03)          1.17             (0.06)
     12/31/2001               17.34          35,164       78.01            1.15           0.32           1.21              0.26
     12/31/2000               16.60          14,614       58.07            1.15           0.36            n/a               n/a

Class B
      6/30/2005                0.22             166       44.69            0.86           0.07            n/a               n/a
  03/05(a)-12/31/04            8.34              27      105.06            0.92          (0.10)          0.98             (0.16)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
      6/30/2005               2.31          146,833       29.23 (e)        0.61           3.28            n/a                n/a
     12/31/2004               3.74          116,440      155.71 (e)        0.61           3.31            n/a                n/a
     12/31/2003               2.87           83,547       70.57            0.60           3.29            n/a                n/a
  01/15(a)-12/31/02           8.55           34,286       77.16            0.60           4.12            n/a                n/a

Class B
      6/30/2005               2.42              129       29.23 (e)        0.41           3.49            n/a                n/a
  03/05(a)-12/31/04           1.35               17      155.71 (e)        0.41           3.38            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
      6/30/2005              (0.57)          58,134       24.98            0.79              0.88         n/a                n/a
     12/31/2004              11.27          181,444       66.90            0.78              1.17        0.78               1.17
     12/31/2003              29.09           89,068      123.94            0.87              0.87        0.89               0.85
     12/31/2002             (24.94)          42,071       63.08            0.89              0.69        0.90               0.68
     12/31/2001             (11.78)          31,415       55.97            0.90              0.44         n/a                n/a
     12/31/2000             (11.38)          22,622       57.14            0.90              0.56         n/a                n/a

Class B
      6/30/2005              (0.34)             112       24.98            0.61              1.15         n/a                n/a
  03/05(a)-12/31/04           6.85                4       66.90            0.58              1.55        0.58               1.55

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
      6/30/2005              (1.39)         215,295       24.22            0.66              3.01         n/a                n/a
     12/31/2004              19.49          298,098        2.77            0.66              1.83         n/a                n/a
     12/31/2003              37.31           97,126        1.66            0.65              1.59         n/a                n/a
  01/15(a)-12/31/02         (13.60)          26,518       32.40            0.65              1.56         n/a                n/a

Class B
      6/30/2005              (1.32)             147       24.22            0.46              3.77         n/a                n/a
  03/05(a)-12/31/04          13.85               50        2.77            0.46              1.19         n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Mellon
     Capital  Management Bond Index Fund on 06/30/05 and 12/31/04 is 173.77% and
     215.24%, respectively.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
      6/30/2005            $   13.28       $ 0.05          $ 0.44         $ 0.49              $ -           $ -          $ 13.77
     12/31/2004                11.47         0.06            1.75           1.81                -             -            13.28
     12/31/2003                 8.55         0.03            2.92           2.95            (0.03)            -            11.47
  01/15(a)-12/31/02            10.00         0.06           (1.45)         (1.39)           (0.06)            -             8.55

Class B
      6/30/2005                13.27         0.05            0.45           0.50                -             -            13.77
  03/05(a)-12/31/04            12.28         0.05            0.98           1.03            (0.04)            -            13.27

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
      6/30/2005                10.66         0.07           (0.18)         (0.11)               -             -            10.55
     12/31/2004                 9.84         0.12            0.87           0.99            (0.12)        (0.05)           10.66
     12/31/2003                 7.79         0.03            2.13           2.16            (0.08)        (0.03)            9.84
  01/15(a)-12/31/02            10.00         0.05           (2.26)         (2.21)               -             -             7.79

Class B
      6/30/2005                10.72         0.06           (0.17)         (0.11)               -             -            10.61
  03/05(a)-12/31/04            10.25         0.09            0.52           0.61            (0.09)        (0.05)           10.72

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
      6/30/2005                13.43         0.04           (0.23)         (0.19)               -             -           13.24
     12/31/2004                11.46         0.07            1.93           2.00                -         (0.03)          13.43
     12/31/2003                 7.94         0.05            3.59           3.64            (0.04)        (0.08)          11.46
  01/15(a)-12/31/02            10.00         0.08           (2.06)         (1.98)           (0.08)            -            7.94

Class B
      6/30/2005                13.39         0.04           (0.22)         (0.18)               -             -           13.21
  03/05(a)-12/31/04            12.33         0.06            1.08           1.14            (0.05)        (0.03)          13.39

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
      6/30/2005                11.92         0.07           (0.12)         (0.05)               -             -           11.87
     12/31/2004                10.12         0.03            1.78           1.81            (0.01)            -           11.92
     12/31/2003                 7.20         0.03            2.89           2.92                -             -           10.12
     12/31/2002                 9.27         0.03           (2.10)         (2.07)               -             -            7.20
  05/01(a)-12/31/01            10.00         0.03           (0.76)         (0.73)               -             -            9.27

Class B
      6/30/2005                11.93         0.05           (0.08)         (0.03)               -             -           11.90
  03/05(a)-12/31/04            10.71         0.03            1.21           1.24            (0.02)            -           11.93

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
      6/30/2005                3.69 %      $ 234,597        4.16%           0.61 %         0.92 %          n/a %             n/a %
     12/31/2004               15.79          198,751       13.75            0.60           0.62            n/a               n/a
     12/31/2003               34.55           81,077       18.34            0.60           0.65           0.61              0.64
  01/15(a)-12/31/02          (13.94)          12,728       60.00            0.60           0.60           0.61              0.59

Class B
      6/30/2005                3.77              189        4.16            0.41           1.02            n/a               n/a
  03/05(a)-12/31/04            8.42               90       13.75            0.40           0.84            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
      6/30/2005               (1.03)         361,570       13.43            0.61           1.24            n/a               n/a
     12/31/2004               10.06          361,845        6.74            0.60           1.49            n/a               n/a
     12/31/2003               27.79          190,338        8.90            0.60           1.22           0.61              1.21
  01/15(a)-12/31/02          (22.10)          46,776        1.89            0.60           1.15           0.61              1.14

Class B
      6/30/2005               (1.03)             369       13.43            0.41           1.45            n/a               n/a
  03/05(a)-12/31/04            5.91              239        6.74            0.40           2.07            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
      6/30/2005               (1.41)         201,591       15.33            0.60           0.83            n/a               n/a
     12/31/2004               17.42          173,822       17.66            0.60           0.81            n/a               n/a
     12/31/2003               45.88           76,130       38.17            0.60           0.75           0.61              0.74
  01/15(a)-12/31/02          (19.79)          20,027       49.44            0.60           0.96           0.62              0.94

Class B
      6/30/2005               (1.34)             201       15.33            0.40           1.06            n/a               n/a
  03/05(a)-12/31/04            9.24               85       17.66            0.40           1.25            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
      6/30/2005               (0.42)         242,997       11.70            1.06           1.33            n/a               n/a
     12/31/2004               17.93          235,047       17.59            1.06           0.56            n/a               n/a
     12/31/2003               40.56          104,625       38.02            1.05           0.57            n/a               n/a
     12/31/2002              (22.33)          50,522       64.05            1.05           0.44            n/a               n/a
  05/01(a)-12/31/01           (7.30)          59,841       44.80            1.05           0.54            n/a               n/a

Class B
      6/30/2005               (0.25)             163       11.70            0.86           2.24            n/a               n/a
  03/05(a)-12/31/04           11.60               24       17.59            0.86           0.59            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.




JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
      6/30/2005            $   8.63    $    (0.01)        $ (0.05)       $ (0.06)             $ -           $ -           $ 8.57
     12/31/2004                8.28          0.01            0.34           0.35                -             -             8.63
     12/31/2003                7.03         (0.03)           1.28           1.25                -             -             8.28
     12/31/2002                9.41         (0.03)          (2.35)         (2.38)               -             -             7.03
  05/01(a)-12/31/01           10.00          0.01           (0.59)         (0.58)           (0.01)            -             9.41

Class B
      6/30/2005                8.64         (0.07)           0.02          (0.05)               -             -             8.59
  03/05(a)-12/31/04            8.57          0.03            0.04           0.07                -             -             8.64

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
      6/30/2005               11.96          0.10            0.23           0.33                -             -            12.29
     12/31/2004               11.76          0.17            0.36           0.53            (0.20)        (0.13)           11.96
     12/31/2003               11.60          0.13            0.42           0.55            (0.17)        (0.22)           11.76
     12/31/2002               10.66          0.24            0.70           0.94                -             -            11.60
     12/31/2001               10.29          0.30            0.68           0.98            (0.28)        (0.33)           10.66
     12/31/2000                9.64          0.45            0.68           1.13            (0.47)        (0.01)           10.29

Class B
      6/30/2005               12.15          0.04            0.30           0.34                -             -            12.49
  03/05(a)-12/31/04           12.02          0.08            0.22           0.30            (0.04)        (0.13)           12.15

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
      6/30/2005               18.59          0.03            0.18           0.21                -             -            18.80
     12/31/2004               16.54          0.20            1.96           2.16            (0.11)            -            18.59
     12/31/2003               13.04          0.08            3.47           3.55            (0.05)            -            16.54
     12/31/2002               17.18             -           (4.14)         (4.14)               -             -            13.04
     12/31/2001               22.91         (0.01)          (5.72)         (5.73)               -             -            17.18
     12/31/2000               28.45         (0.05)          (5.03)         (5.08)               -         (0.46)           22.91

Class B
      6/30/2005               18.59          0.02            0.21           0.23                -             -            18.82
  03/05(a)-12/31/04           17.26          0.15            1.32           1.47            (0.14)            -            18.59

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
      6/30/2005                8.09         (0.02)           0.02              -                -             -            8.09
     12/31/2004                6.82         (0.04)           1.31           1.27                -             -            8.09
     12/31/2003                5.11         (0.03)           1.74           1.71                -             -            6.82
     12/31/2002                7.23         (0.04)          (2.08)         (2.12)               -             -            5.11
     12/31/2001                9.90         (0.05)          (2.62)         (2.67)               -             -            7.23
  05/01(a)-12/31/00           10.00             -           (0.10)         (0.10)               -             -            9.90

Class B
      6/30/2005                8.11          0.04           (0.04)             -                -             -            8.11
  03/05(a)-12/31/04            7.32         (0.02)           0.81           0.79                -             -            8.11

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
      6/30/2005                 (0.70)%   $  25,050      41.37%           1.01 %       (0.21)%          n/a %              n/a %
     12/31/2004                  4.23        24,479     124.90            1.01          0.12            n/a                n/a
     12/31/2003                 17.78        32,993      94.02            1.00         (0.49)           n/a                n/a
     12/31/2002                (25.29)       17,846      55.58            1.00         (0.49)           n/a                n/a
  05/01(a)-12/31/01             (5.82)       13,557      58.88            1.00          0.17            n/a                n/a

Class B
      6/30/2005                 (0.58)          119      41.37            0.81          0.02            n/a                n/a
  03/05(a)-12/31/04              0.82             1     124.90            0.82          0.61            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
      6/30/2005                  2.76       485,277     135.83 (f)        0.81          2.47            n/a                n/a
     12/31/2004                  4.45       390,124     162.80 (f)        0.81          1.72            n/a                n/a
     12/31/2003                  4.78       317,301     146.76            0.80          2.02            n/a                n/a
     12/31/2002                  8.85       211,362     116.05            0.80          3.23            n/a                n/a
     12/31/2001                  9.52        54,851     112.25            0.80          4.35            n/a                n/a
     12/31/2000                 11.75        21,715     221.61            0.93 (e)      5.98            n/a                n/a

Class B
      6/30/2005                  2.80           152     135.83 (f)        0.61          3.16            n/a                n/a
  03/05(a)-12/31/04              2.46            30     162.80 (f)        0.61          3.09            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
      6/30/2005                 1.13        157,184      68.44            0.98          0.38            n/a                n/a
     12/31/2004                13.04        149,669      91.21            0.99          0.95           1.06               0.88
     12/31/2003                27.23        164,927      74.82            1.00          0.45           1.07               0.38
     12/31/2002               (24.10)       153,303     123.47            0.99          0.23           1.05               0.17
     12/31/2001               (25.01)       282,049      91.77            0.96         (0.07)          0.99              (0.10)
     12/31/2000               (17.85)       497,299      77.67            0.94         (0.22)          0.95              (0.23)

Class B
      6/30/2005                 1.24            115      68.44            0.79          0.46            n/a                n/a
  03/05(a)-12/31/04             8.55             11     191.21            0.78          2.15           0.85               2.08

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
      6/30/2005                 0.00        32,268       43.36            1.06         (0.50)           n/a                n/a
     12/31/2004                18.62        33,829      111.57            1.06         (0.62)          1.14              (0.70)
     12/31/2003                33.46        28,909      116.81            1.05         (0.52)          1.11              (0.58)
     12/31/2002               (29.32)       18,647      116.70            1.05         (0.62)          1.10              (0.67)
     12/31/2001               (26.97)       29,541      211.61            1.05         (0.46)          1.09              (0.50)
  05/01(a)-12/31/00            (1.00)       46,122       58.67            1.05         (0.09)          1.06              (0.10)

Class B
      6/30/2005                 0.00           114       43.36            0.86         (0.34)           n/a                n/a
  03/05(a)-12/31/04            10.79             1      111.57            0.78         (0.34)          0.87              (0.43)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The ratio of net operating expenses was 0.80%.

(f)  The Portfolio  Turnover  including  dollar roll  transactions for JNL/PIMCO
     Total  Return Bond Fund on 06/30/05  and  12/31/04 was 259.93% and 352.28%,
     respectively.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
      6/30/2005            $  17.42         $ 0.09        $      -         $ 0.09              $ -           $ -         $ 17.51
     12/31/2004               16.09           0.24            1.33           1.57            (0.24)            -           17.42
     12/31/2003               13.06           0.16            3.04           3.20            (0.17)            -           16.09
     12/31/2002               16.50           0.16           (3.44)         (3.28)           (0.16)            -           13.06
     12/31/2001               17.78           0.15           (1.27)         (1.12)           (0.16)            -           16.50
     12/31/2000               16.78           0.16            1.00           1.16            (0.16)            -           17.78

Class B
      6/30/2005               17.48           0.04            0.08           0.12                -             -           17.60
  03/05(a)-12/31/04           16.82           0.21            0.66           0.87            (0.21)            -           17.48

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
      6/30/2005               11.89              -           (0.02)         (0.02)               -             -           11.87
     12/31/2004               10.57           0.02            1.31           1.33            (0.01)            -           11.89
     12/31/2003                8.44           0.06            2.20           2.26            (0.13)            -           10.57
     12/31/2002               10.45           0.06           (1.97)         (1.91)           (0.10)            -            8.44
     12/31/2001               12.86           0.02           (1.38)         (1.36)           (0.35)        (0.70)          10.45
     12/31/2000               14.69          (0.10)          (1.28)         (1.38)           (0.17)        (0.28)          12.86

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
      6/30/2005                10.35         (0.10)           0.24           0.14                -             -           10.49
10/04(a)-12/31/04              10.00          0.14            0.21           0.35                -             -           10.35

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
      6/30/2005                12.23             -           (0.01)         (0.01)               -             -           12.22
     12/31/2004                11.07          0.07            1.19           1.26            (0.06)        (0.04)          12.23
     12/31/2003                 9.25          0.08            1.93           2.01            (0.19)            -           11.07
     12/31/2002                10.70          0.08           (1.41)         (1.33)           (0.12)            -            9.25
     12/31/2001                12.37          0.01           (0.92)         (0.91)           (0.32)        (0.44)          10.70
     12/31/2000                13.42          0.03           (0.62)         (0.59)           (0.21)        (0.25)          12.37

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
      6/30/2005                10.54          0.24           (0.17)          0.07                -             -           10.61
10/04(a)-12/31/04              10.00          0.11            0.43           0.54                -             -           10.54

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
      6/30/2005                11.67         (0.01)           0.05           0.04                -             -           11.71
     12/31/2004                10.91          0.12            0.92           1.04            (0.11)        (0.17)          11.67
     12/31/2003                 9.48          0.10            1.58           1.68            (0.25)            -           10.91
     12/31/2002                10.54          0.10           (0.99)         (0.89)           (0.17)            -            9.48
     12/31/2001                11.83          0.08           (0.65)         (0.57)           (0.34)        (0.38)          10.54
     12/31/2000                12.45          0.11           (0.31)         (0.20)           (0.23)        (0.19)          11.83

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
      6/30/2005                 0.52 %     $ 190,023      38.33%           0.97 %        0.95 %             n/a %             n/a %
     12/31/2004                 9.76         215,615      46.27            0.97          1.24              1.01              1.20
     12/31/2003                24.55         309,732      67.86            0.98          1.16              1.03              1.11
     12/31/2002               (19.87)        256,100      62.19            0.98          1.06              1.01              1.03
     12/31/2001                (6.32)        347,246      82.54            0.96          0.89              0.99              0.86
     12/31/2000                 6.96         422,750      86.43            0.96          1.05              0.97              1.04

Class B
      6/30/2005                 0.69             103      38.33            0.77          1.12               n/a               n/a
  03/05(a)-12/31/04             5.17               1      46.27            0.75          1.58              0.79              1.54

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
      6/30/2005                (0.17)        646,257      30.40            0.18         (0.09)              n/a             n/a
     12/31/2004                12.61         670,711      62.01            0.18          0.41               n/a             n/a
     12/31/2003                26.80         164,016       3.87            0.20          0.97               n/a             n/a
     12/31/2002               (18.26)         97,110      37.53            0.20          0.77               n/a             n/a
     12/31/2001               (10.58)        107,519      67.65            0.20          1.16               n/a             n/a
     12/31/2000                (9.37)         95,075      24.94            0.20          1.62               n/a             n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
      6/30/2005                 1.35          52,552      10.59            0.19          0.26              n/a              n/a
10/04(a)-12/31/04               3.50          13,909      13.03            0.18         12.94              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
      6/30/2005                (0.08)      1,000,228      27.39            0.16         (0.08)             n/a              n/a
     12/31/2004                11.41       1,001,562      46.80            0.17          0.67              n/a              n/a
     12/31/2003                21.73         609,887       3.33            0.20          1.40              n/a              n/a
     12/31/2002               (12.40)        331,543      32.67            0.20          1.26              n/a              n/a
     12/31/2001                (7.34)        298,741      59.64            0.20          1.66              n/a              n/a
     12/31/2000                (4.35)        222,052      19.23            0.20          2.61              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
      6/30/2005                 0.66          83,915      16.59            0.19          0.16              n/a              n/a
10/04(a)-12/31/04               5.40          19,873       0.39            0.18         11.25              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
      6/30/2005                 0.34         732,936      19.68            0.18         (0.05)             n/a              n/a
     12/31/2004                 9.58         619,106      38.10            0.18          1.20              n/a              n/a
     12/31/2003                17.75         402,322       2.24            0.20          1.79              n/a              n/a
     12/31/2002                (8.48)        227,833      31.43            0.20          1.75              n/a              n/a
     12/31/2001                (4.78)        187,495      49.46            0.20          2.42              n/a              n/a
     12/31/2000                (1.55)        139,701      25.30            0.20          3.53              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
      6/30/2005            $  8.51          $ 0.32         $ (0.30)        $ 0.02              $ -           $ -          $ 8.53
     12/31/2004               8.03            0.17            0.49           0.66            (0.18)            -            8.51
     12/31/2003               6.98            0.75            1.05           1.80            (0.75)            -            8.03
     12/31/2002               7.42            0.87           (0.44)          0.43            (0.87)            -            6.98
     12/31/2001               7.67            0.65           (0.24)          0.41            (0.66)            -            7.42
     12/31/2000               8.71            0.64           (1.05)         (0.41)           (0.63)            -            7.67

Class B
      6/30/2005               8.66           (0.01)           0.04           0.03                -             -            8.69
  03/05(a)-12/31/04           8.15            0.14            0.41           0.55            (0.04)            -            8.66

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
      6/30/2005              11.47            0.23            0.01           0.24                -             -           11.71
     12/31/2004              11.40            0.56            0.23           0.79            (0.53)        (0.19)          11.47
     12/31/2003              10.63            0.49            0.95           1.44            (0.52)        (0.15)          11.40
     12/31/2002              10.41            0.65            0.22           0.87            (0.65)            -           10.63
     12/31/2001              10.37            0.68            0.01           0.69            (0.65)            -           10.41
     12/31/2000              10.25            0.68            0.06           0.74            (0.62)            -           10.37

Class B
      6/30/2005              11.84            0.10            0.16           0.26                -             -           12.10
  03/05(a)-12/31/04          11.60            0.20            0.41           0.61            (0.18)        (0.19)          11.84

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
      6/30/2005              11.31            0.21            0.12           0.33                -             -           11.64
     12/31/2004              11.47            0.54           (0.10)          0.44            (0.53)        (0.07)          11.31
     12/31/2003              11.89            0.45           (0.31)          0.14            (0.42)        (0.14)          11.47
     12/31/2002              11.17            0.42            0.86           1.28            (0.42)        (0.14)          11.89
     12/31/2001              10.96            0.50            0.25           0.75            (0.49)        (0.05)          11.17
     12/31/2000              10.36            0.60            0.59           1.19            (0.59)            -           10.96

Class B
      6/30/2005              11.71            0.11            0.24           0.35                -             -           12.06
  03/05(a)-12/31/04          11.75            0.16            0.02           0.18            (0.15)        (0.07)          11.71

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
      6/30/2005              0.24 %         $ 262,885     13.99%           0.81 %       7.47 %            n/a %             n/a %
     12/31/2004              8.22             284,949    149.00            0.83         6.97              n/a               n/a
     12/31/2003             25.79              19,464     71.74            0.90         8.47              n/a               n/a
     12/31/2002              5.76              17,079     77.04            0.90         8.88              n/a               n/a
     12/31/2001              5.33              20,220     48.73            0.90         8.54              n/a               n/a
     12/31/2000             (4.67)             16,437     35.52            0.90         9.17              n/a               n/a

Class B
      6/30/2005              0.35                132      13.99            0.61         8.05              n/a               n/a
  03/05(a)-12/31/04          6.84                 13     149.00            0.63         7.20              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
      6/30/2005              2.09             287,721     63.79 (f)        0.94         4.36              n/a               n/a
     12/31/2004              6.91             236,706     74.16 (f)        0.94         4.63              n/a               n/a
     12/31/2003             13.53             197,923     61.03            0.95         5.03              n/a               n/a
     12/31/2002              8.38             125,881     83.34            0.95         6.22              n/a               n/a
     12/31/2001              6.71             123,310     86.36            0.98 (e)     6.46              n/a               n/a
     12/31/2000              7.28             116,654     93.13            0.95         7.42              n/a               n/a

Class B
      6/30/2005              2.20                 122     63.79 (f)        0.74         4.50              n/a               n/a
  03/05(a)-12/31/04          5.20                   8     74.16 (f)        0.72         4.87              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
      6/30/2005              2.92             206,182     30.81 (f)        0.80         3.73              n/a               n/a
     12/31/2004              3.85             197,863     64.93 (f)        0.79         3.92              n/a               n/a
     12/31/2003              1.18             257,274     43.56            0.78         3.26              n/a               n/a
     12/31/2002             11.47             304,265     35.72            0.78         4.26              n/a               n/a
     12/31/2001              6.92             226,275     69.10            0.82 (e)     5.09              n/a               n/a
     12/31/2000             11.50             138,122     49.09            0.80         6.06              n/a               n/a

Class B
      6/30/2005              2.99                 117     30.81 (f)        0.60         3.97              n/a               n/a
  03/05(a)-12/31/04          1.54                  13    164.93 (f)        0.61         4.22              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The ratio of net operating expenses for JNL/Salomon Brothers Strategic Bond
     Fund and JNL/Salomon Brothers U.S. Government & Quality Bond Fund was 0.95% and 0.79%, respectively.

(f)  The Portfolio  Turnover  including dollar roll transactions for JNL/Salomon
     Brothers  Stratigic Bond Fund and  JNL/Salomon  Brothers U.S.  Government &
     Quality  Bond Fund on 06/30/05  was 254.18%  and  253.29%,  and 422.85% and
     643.06% on 12/30/04, respectively.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
      6/30/2005            $    17.12       $ 0.19         $ (0.13)        $ 0.06              $ -            $ -          $ 17.18
     12/31/2004                 15.55         0.36            1.33           1.69            (0.02)         (0.10)           17.12
     12/31/2003                 13.14         0.32            2.51           2.83            (0.30)         (0.12)           15.55
     12/31/2002                 14.00         0.42           (0.69)         (0.27)           (0.42)         (0.17)           13.14
     12/31/2001                 13.13         0.41            0.98           1.39            (0.44)         (0.08)           14.00
     12/31/2000                 12.60         0.50            0.52           1.02            (0.46)         (0.03)           13.13

Class B
      6/30/2005                 16.98         0.10           (0.02)          0.08                -              -            17.06
  03/05(a)-12/31/04             16.19         0.17            0.89           1.06            (0.17)         (0.10)           16.98

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
      6/30/2005                 19.41         0.07           (1.49)         (1.42)               -              -            17.99
     12/31/2004                 17.43         0.10            1.88           1.98                -              -            19.41
     12/31/2003                 14.06         0.13            3.24           3.37                -              -            17.43
     12/31/2002                 19.48         0.10           (5.38)         (5.28)           (0.14)             -            14.06
     12/31/2001                 25.97         0.08           (6.19)         (6.11)           (0.35)         (0.03)           19.48
     12/31/2000                 35.69         0.07           (6.55)         (6.48)           (0.59)         (2.65)           25.97

Class B
      6/30/2005                 19.45        (0.16)          (1.24)         (1.40)               -              -            18.05
  03/05(a)-12/31/04             18.37         0.11            0.97           1.08                -              -            19.45

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
      6/30/2005                 19.71         0.02           (0.33)         (0.31)               -              -            19.40
     12/31/2004                 17.65        (0.02)           2.08           2.06                -              -            19.71
     12/31/2003                 13.03        (0.04)           4.66           4.62                -              -            17.65
     12/31/2002                 18.55        (0.04)          (5.48)         (5.52)               -              -            13.03
     12/31/2001                 26.65            -           (8.04)         (8.04)           (0.01)         (0.05)           18.55
     12/31/2000                 39.97         0.16           (8.45)         (8.29)           (0.51)         (4.52)           26.65

Class B
      6/30/2005                 19.75        (0.07)          (0.22)         (0.29)               -              -            19.46
  03/05(a)-12/31/04             18.67         0.04            1.04           1.08                -              -            19.75

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
      6/30/2005                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2004                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2003                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2002                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2001                  1.00         0.03               -           0.03            (0.03)             -             1.00
     12/31/2000                  1.00         0.06               -           0.06            (0.06)             -             1.00

Class B
      6/30/2005                  1.00         0.01               -           0.01            (0.01)             -             1.00
  03/05(a)-12/31/04              1.00         0.01               -           0.01            (0.01)             -             1.00

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
      6/30/2005               0.35 %       $ 380,159     15.19 %(e)       0.80 %         2.18 %          n/a %             n/a %
     12/31/2004              10.88           381,316    120.61            0.80           2.42            n/a               n/a
     12/31/2003              21.57           303,892     54.21            0.80           2.49           0.81              2.48
     12/31/2002              (1.93)          217,013     68.30            0.81           2.98           0.81              2.98
     12/31/2001              10.57           212,196     42.38            0.81           3.28            n/a               n/a
     12/31/2000               8.25           155,270     25.76            0.82           4.02            n/a               n/a

Class B
      6/30/2005               0.47               142     15.19 (e)        0.60           2.39            n/a               n/a
  03/05(a)-12/31/04           6.54                22    120.61            0.60           2.68            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
      6/30/2005              (7.32)          185,059    160.39            1.10           0.66            n/a %             n/a %
     12/31/2004              11.36           217,952    296.09            1.11           0.58           1.21              0.48
     12/31/2003              23.97           197,288    120.39            1.13           0.70           1.18              0.65
     12/31/2002             (27.12)          206,070     65.19            1.07           0.45           1.10              0.42
     12/31/2001             (23.50)          389,796     93.37            1.05           0.42           1.06              0.41
     12/31/2000             (18.28)          665,187     65.56            1.03           0.03            n/a               n/a

Class B
      6/30/2005              (7.20)              106    160.39            0.91           1.21            n/a               n/a
  03/05(a)-12/31/04           5.88                 1    296.09            0.84           1.02           0.94              0.92

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
      6/30/2005              (1.57)          216,488     36.71            0.99           0.16            n/a                n/a
     12/31/2004              11.67           295,491    154.46            1.00          (0.09)          1.02              (0.11)
     12/31/2003              35.46           257,852     78.47            1.04          (0.28)          1.08              (0.32)
     12/31/2002             (29.76)          215,884    117.19            1.02          (0.18)          1.10              (0.26)
     12/31/2001             (30.18)          436,946    100.02            0.99           0.05           1.02               0.02
     12/31/2000             (20.97)          744,972     61.65            0.98           0.25            n/a                n/a

Class B
      6/30/2005              (1.47)              113     36.71            0.80          (0.02)           n/a                n/a
  03/05(a)-12/31/04           5.78                 2    154.46            0.76           0.40           0.77               0.39

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
      6/30/2005               1.06           221,616       n/a            0.61           2.15            n/a                n/a
     12/31/2004               0.78           237,815       n/a            0.61           0.81            n/a                n/a
     12/31/2003               0.46           184,440       n/a            0.69           0.47            n/a                n/a
     12/31/2002               1.07           214,520       n/a            0.69           1.07            n/a                n/a
     12/31/2001               3.45           242,518       n/a            0.69           3.28            n/a                n/a
     12/31/2000               5.83           185,012       n/a            0.70           5.73            n/a                n/a

Class B
      6/30/2005               1.16               343       n/a            0.41           2.57            n/a                n/a
  03/05(a)-12/31/04           0.91                38       n/a            0.40           1.57            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Select
     Balanced Fund is 15.19%.



JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
      6/30/2005            $   16.71        $ 0.03         $ 0.22         $ 0.25              $ -            $ -          $ 16.96
     12/31/2004                14.70          0.12           2.05           2.17            (0.06)         (0.10)           16.71
     12/31/2003                10.97          0.11           3.71           3.82            (0.03)         (0.06)           14.70
  09/30(a)-12/31/02            10.00          0.06           0.91           0.97                -              -            10.97

Class B
      6/30/2005                16.68          0.07           0.20           0.27                -              -            16.95
  03/05(a)-12/31/04            15.47          0.11           1.31           1.42            (0.11)         (0.10)           16.68

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
      6/30/2005                18.36          0.02          (0.27)         (0.25)               -              -            18.11
     12/31/2004                16.77          0.08           1.58           1.66            (0.07)             -            18.36
     12/31/2003                12.85          0.02           3.90           3.92                -              -            16.77
     12/31/2002                16.78          0.01          (3.92)         (3.91)           (0.02)             -            12.85
     12/31/2001                18.74          0.02          (1.94)         (1.92)               -          (0.04)           16.78
     12/31/2000                21.70             -          (0.11)         (0.11)           (0.01)         (2.84)           18.74

Class B
      6/30/2005                18.38          0.02          (0.25)         (0.23)               -              -            18.15
  03/05(a)-12/31/04            17.44          0.08           0.93           1.01            (0.07)             -            18.38

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
      6/30/2005                27.87         (0.06)          0.45           0.39                -              -            28.26
     12/31/2004                24.89         (0.13)          4.61           4.48                -          (1.50)           27.87
     12/31/2003                18.05         (0.12)          7.08           6.96                -          (0.12)           24.89
     12/31/2002                23.12         (0.15)         (4.92)         (5.07)               -              -            18.05
     12/31/2001                23.47         (0.13)         (0.22)         (0.35)               -              -            23.12
     12/31/2000                23.71         (0.04)          1.67           1.63                -          (1.87)           23.47

Class B
      6/30/2005                27.92          0.03           0.39           0.42                -              -            28.34
  03/05(a)-12/31/04            26.20         (0.03)          3.25           3.22                -          (1.50)           27.92

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
      6/30/2005                13.64          0.08          (0.08)             -                -              -            13.64
     12/31/2004                11.92          0.12           1.68           1.80            (0.08)             -            13.64
     12/31/2003                 9.22          0.06           2.70           2.76            (0.06)             -            11.92
     12/31/2002                11.11          0.09          (1.96)         (1.87)               -          (0.02)            9.22
     12/31/2001                11.14          0.08           0.01           0.09            (0.08)         (0.04)           11.11
  05/01(a)-12/31/00            10.00          0.09           1.16           1.25            (0.09)         (0.02)           11.14

Class B
      6/30/2005                13.69          0.05          (0.03)          0.02                -              -            13.71
  03/05(a)-12/31/04            12.50          0.05           1.18           1.23            (0.04)             -            13.69

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------







                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
      6/30/2005                1.50 %      $ 226,725        12.10%          0.86 %        1.32 %         n/a %             n/a %
     12/31/2004               14.77          154,283       136.31           0.86          1.50           n/a               n/a
     12/31/2003               34.80           54,532        16.19           0.85          1.81          0.88              1.78
  09/30(a)-12/31/02            9.70           18,004         8.64           0.85          2.24          0.98              2.11

Class B
      6/30/2005                1.62              131        12.10           0.66          1.50           n/a               n/a
  03/05(a)-12/31/04            9.22               27       136.31           0.66          1.73           n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
      6/30/2005               (7.32)         692,815        18.66           0.91          0.32            n/a               n/a
     12/31/2004                9.89          606,885        36.69           0.92          0.51           0.93              0.50
     12/31/2003               30.54          474,046        36.37           0.92          0.14           0.95              0.11
     12/31/2002              (23.33)         316,367        46.16           0.92          0.06           0.94              0.04
     12/31/2001              (10.23)         474,105        63.38           0.92          0.12           0.92              0.12
     12/31/2000               (0.34)         411,855        77.19           0.92          0.03           0.92              0.03

Class B
      6/30/2005               (1.25)             163        18.66           0.71          0.55            n/a               n/a
  03/05(a)-12/31/04            5.81               24        36.69           0.73          1.21           0.74              1.20

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
      6/30/2005                1.40          554,165        14.60           1.02         (0.42)           n/a               n/a
     12/31/2004               18.03          541,739        34.02           1.02         (0.55)          1.04             (0.57)
     12/31/2003               38.60          379,541        42.89           1.03         (0.60)          1.04             (0.61)
     12/31/2002              (21.93)         248,327        42.22           1.03         (0.67)          1.04             (0.68)
     12/31/2001               (1.49)         366,028        44.26           1.02         (0.56)          1.03             (0.57)
     12/31/2000                7.16          419,796        47.90           1.02         (0.20)           n/a               n/a

Class B
      6/30/2005                1.50              169        14.60           0.83         (0.19)           n/a               n/a
  03/05(a)-12/31/04           12.32               33        34.02           0.81         (0.24)          0.82             (0.25)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
      6/30/2005                0.00          495,248        13.82           0.97          1.17            n/a               n/a
     12/31/2004               15.12          485,126        42.10           0.99          1.01           1.01              0.99
     12/31/2003               29.97          404,470        28.06           1.00          1.05           1.02              1.03
     12/31/2002              (16.84)         220,106        38.21           1.00          0.97           1.02              0.95
     12/31/2001                0.78          216,408        42.29           1.00          0.93           1.02              0.91
  05/01(a)-12/31/00           12.54           26,446        44.84           1.00          1.47           1.01              1.46

Class B
      6/30/2005                0.15              141        13.82           0.78          1.40            n/a               n/a
  03/05(a)-12/31/04            9.87               34        42.10           0.79          1.51           0.80              1.50

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



This Supplement is dated January 17, 2006.

(To be used with  VC3656  Rev.  05/05,  VC3657 Rev.  05/05,  VC3723  Rev.  5/05,
NV3174CE Rev.  05/05,  NV3784 Rev. 05/05,  VC4224 Rev. 5/05,  NV4224 Rev. 05/05,
VC5526 Rev. 05/05,  NV5526 Rev. 05/05, VC5890 05/05, VC5869 05/05, NV5869 05/05,
and NV5890 05/05.)

                                                               V________ 1/06

           THE INFORMATION IN THE STATEMENT OF ADDITIONAL INFORMATION
                   IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
  NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT IS FILED WITH THE
   SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE
       SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                    SUPPLEMENT DATED JANUARY 17, 2006 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 2, 2005

                               JNL(R) SERIES TRUST

On page 31, under the section entitled "INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS", the first two paragraphs should be deleted in their entirety and replaced with the following:

FUNDAMENTAL POLICIES. Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Fund) are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.

     (1) Each Fund, except the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/Lazard Small Cap Value Fund and JNL/Lazard Mid Cap Value Fund, shall be a "diversified company," as such term is defined under the 1940 Act.

On page 44, under the section entitled "TRUSTEES AND OFFICERS OF THE TRUST", the third paragraph and the tables that follow should be deleted in their entirety and replaced with the following:

For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL(R) Series Trust (46 portfolios), JNL Investors Series Trust (1 portfolio), JNL Variable Fund LLC (16 portfolios), and JNLNY Variable Fund I LLC (8 portfolios). Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.

------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
                                                                                                        NUMBER OF
                                   CURRENT                                                            PORTFOLIOS IN        OTHER
                                  POSITION         LENGTH                   PRINCIPAL               THE FUND COMPLEX    TRUSTEESHIPS
    TRUSTEE/OFFICER (AGE)         WITH THE         OF TIME                  OCCUPATION               OVERSEEN BY THE      HELD BY
          & ADDRESS                 TRUST          SERVED              FOR THE PAST 5 YEARS              TRUSTEE         THE TRUSTEE
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
INTERESTED TRUSTEE
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Robert A. Fritts* (57)          Trustee        8/97 to          Senior Vice President (9/03 to             71          None
1 Corporate Way                                present          present) and Controller of
Lansing, MI 48951                                               Jackson National Life Insurance
                                President      12/02 to         Company (9/82 to present); Vice
                                and Chief      present          President and Controller of
                                Executive                       Jackson National Life Insurance
                                Officer                         Company (8/82 to 8/03); Trustee
                                                                or Manager, and
                                                                (since 12/02)
                                                                President and
                                                                Chief Executive
                                                                Officer, of each
                                                                other investment
                                                                company in the
                                                                Fund Complex.
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------


------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
                                                                                                        NUMBER OF
                                   CURRENT                                                            PORTFOLIOS IN        OTHER
                                  POSITION         LENGTH                   PRINCIPAL               THE FUND COMPLEX    TRUSTEESHIPS
    TRUSTEE/OFFICER (AGE)         WITH THE         OF TIME                  OCCUPATION               OVERSEEN BY THE      HELD BY
          & ADDRESS                 TRUST          SERVED              FOR THE PAST 5 YEARS              TRUSTEE         THE TRUSTEE
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
------------------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Michael Bouchard (49)           Trustee        12/03 to         Sheriff, Oakland County, Michigan          71          None
1 Corporate Way                                present          (1/99 to present);
Lansing, MI 48951                                               Senator - State of Michigan (1991
                                    to 1999);
                                                                Chairman - Financial Services
                                                                Committee (1/95 to 1/99)
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Dominic D'Annunzio (67)         Chairman of    2/04 to          Acting Commissioner of Insurance           71          None
1 Corporate Way                 the Board      present          for the State of Michigan (1/90
Lansing, MI 48951                                               to 5/90) (8/97 to 5/98)
                                Trustee        2/02 to
                                               present
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Michelle Engler (47)            Trustee        12/03 to         Attorney (1983 to present);                71          Director of
1 Corporate Way                                present          First Lady of the State of                             Federal Home
Lansing, MI 48951                                               Michigan (1990 to 2002);                               Loan
                                                                Michigan Community Service                             Mortgage
                                                                Commission Chair (1991 to 2000)                        Corporation
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Joseph Frauenheim (71)          Trustee        12/94 to         Consultant (Banking)                       71          None
1 Corporate Way                                present
Lansing, MI 48951
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Richard McLellan (63)           Trustee        12/94 to         Member, Dykema Gossett PLLC (Law           71          None
1 Corporate Way                                present          Firm)
Lansing, MI 48951
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------

------------------------------ -------------- ----------------- ---------------------------------- ------------------ --------------
                                                                                                       NUMBER OF
                                  CURRENT                                                          PORTFOLIOS IN THE      OTHER
                                 POSITION        LENGTH OF                  PRINCIPAL                 FUND COMPLEX     TRUSTEESHIPS
   TRUSTEE/OFFICER (AGE) &       WITH THE           TIME                   OCCUPATION               OVERSEEN BY THE     HELD BY THE
           ADDRESS                 TRUST           SERVED              FOR THE PAST 5 YEARS             TRUSTEE          TRUSTEE
------------------------------ -------------- ----------------- ---------------------------------- ------------------ --------------
------------------------------ -------------- ----------------- ---------------------------------- ------------------ --------------
OFFICERS
------------------------------ -------------- ----------------- ---------------------------------- ------------------ --------------
------------------------------ -------------- ----------------- ---------------------------------- ------------------ --------------
Mark D. Nerud (39)             Vice           8/97 to           Chief Financial Officer of the       Not Applicable   Not Applicable
225 West Wacker Drive,         President      present           Adviser (11/00 to present) and
Chicago, IL 60606                                               Managing Board Member of the
                               Treasurer      12/02 to          Adviser (11/00 to 11/03); Vice
                               and Chief      present           President, Treasurer, Chief
                               Financial                        Financial Officer of other
                               Officer                          Investment Companies advised by
                                                                the Adviser; Vice President -
                                                                Fund Accounting & Administration
                                                                of Jackson National Life
                                                                Insurance Company (1/00 to
                                                                present)
------------------------------ -------------- ----------------- ---------------------------------- ------------------ --------------
------------------------------ -------------- ----------------- ---------------------------------- ------------------ --------------
Susan S. Rhee (34)             Vice           2/04 to           Secretary of the Adviser (11/00      Not Applicable   Not Applicable
1 Corporate Way                President,     present           to present); Assistant Vice
Lansing, MI 48951              Counsel and                      President of Jackson National
                               Secretary                        Life Insurance Company (8/03 to
                                                                present); Associate General
                                                                Counsel of Jackson National Life
                                                                Insurance Company (7/01 to
                                                                present); Senior Attorney of
                                                                Jackson National Life Insurance
                                                                Company (1/00 to 7/01);
------------------------------ -------------- ----------------- ---------------------------------- ------------------ --------------
------------------------------ -------------- ----------------- ---------------------------------- ------------------ --------------
Steven J. Fredricks (35)       Chief          1/05 to present   Attorney of Jackson National         Not Applicable   Not Applicable
1 Corporate Way                Compliance                       Life Insurance Company (2/02 to
Lansing, MI 48951              Officer                          Present); Contract Attorney,
                                                                Godfrey & Kahn, S.C. (2001 -
                                                                2002); Assistant General
                                                                Counsel, Aid Association for
                                                                Lutherans (1997 to 2001)
------------------------------ -------------- ----------------- ---------------------------------- ------------------ --------------

On page 102, the last paragraph should be deleted in its entirety and replaced with the following:

         Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041, serves as sub-adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, and JNL/S&P Retirement 2025 Fund. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities, including a registered broker-dealer. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

On page 103, under the section entitled "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST", please add the following chart:
[TO BE UPDATED BY AMENDMENT]


All figures quoted are as of September 30, 2005
DAVID BRAVERMAN*                                                       NUMBER OF               APPROXIMATE TOTAL
                                                                        ACCOUNTS                     ASSETS
Registered investment companies: .......................
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
Other pooled investment vehicles:.......................
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
Other accounts:.........................................
                                                                 -----------------------    ------------------------
* In addition to acting as a co-portfolio manager on the JNL Series Trust and as supervisor of the SPIAS analytical group, Mr. Braverman is the primary manager on the above accounts.

JOSHUA HARARI & PETER TSUI (CO-MANAGERS)                               NUMBER OF               APPROXIMATE TOTAL
                                                                        ACCOUNTS                     ASSETS
Registered investment companies: .......................
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
Other pooled investment vehicles:.......................
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
Other accounts:.........................................
                                                                 -----------------------    ------------------------

Delete the information for the JNL/S&P funds on page 153 and replace with the following:

  JNL/S&P Managed Growth Fund*.........................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Managed Conservative Fund*...................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Managed Moderate Growth Fund*................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Managed Moderate Fund*.......................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Managed Aggressive Growth Fund*..............        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Retirement Income Fund*......................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Retirement 2015 Fund*........................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Retirement 2020 Fund*........................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

  JNL/S&P Retirement 2025 Fund*........................        $0 to $1.3 billion......................      .07%
                                                               Next $1.2 billion.......................      .05%
                                                               Over $2.5 billion.......................      .04%

*ASSETS FOR THESE FUNDS ARE AGGREGATED IN CALCULATING THE SUB-ADVISORY FEE.

On page 155, the section entitled "CUSTODIAN AND TRANSFER AGENT" should be deleted in its entirety and replaced with the following:

CUSTODIAN AND TRANSFER AGENT. The custodian has custody of all securities and cash of the Trust maintained in the United States and attend to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

     Mellon Trust of New England, N.A. (formerly, Boston Safe Deposit and Trust Company), One Boston Place, Boston, Massachusetts 02108, acts as custodian for all of the Funds except the following Funds, for which the Trust acts as custodian: JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund and JNL/S&P Retirement 2025 Fund.

On page 175, the section entitled "FINANCIAL STATEMENTS" should be deleted in its entirety and replaced with the following:

                              FINANCIAL STATEMENTS

The unaudited financial statements of the JNL Series Trust for the period ended June 30, 2005 are incorporated by reference (which means they legally are part of this SAI) from the Trust's Semi-Annual Report to shareholders. The Semi-Annual Report is available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this Statement of Additional Information.

This Supplement is dated January 17, 2006.

(To be used with V3180 Rev. 05/05)

                                                            V__________ 12/05

--------
* Mr. Fritts is an "interested persons" of the Trust due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser and Distributor.

                                JNL SERIES TRUST

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits

(a) Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(b) (1) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (2) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (3) Amended and Restated By-laws of Registrant, attached hereto.

(c)          Not Applicable

(d) (1) Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (2) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (3) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (4) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (5) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe-Price Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (6) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (7) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (8) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (9) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (10) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (11) Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (12) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (13) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (14) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (15) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (16) Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (17) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (18) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (19) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (20) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (21) Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

             (22) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

             (23) Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (24) Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (25) Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (26) Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (27) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (28) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (29) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (30) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (31) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (32) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (33) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (34) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (35) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (36) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (37) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (38) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (39) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (40) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (41) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (42) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (43) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds,Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (44) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (45) Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (46) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (47) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (48) Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (49) Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (50) Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (51) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (52) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC., incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (53) Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (54) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (55) Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (56) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon
             October 14, 2003.

             (57) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon
             October 14, 2003.

             (58) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon October 14, 2003.

             (59) Form of Amendment to Investment Sub-Advisory Agreement between J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon October 14, 2003.

             (60) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commissionon October 14, 2003.

             (61) Sub-Advisory Consulting Agreement between Jackson National Asset Management, LLC, Salomon Brothers Asset Management Inc., and Salomon Brothers Asset Management Limited dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission
             February 27, 2004.

             (62) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment
             No. 35 filed with the Securities and Exchange Commission
             February 27, 2004.

             (63) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (64) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management & Research Company dated May 1,2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (65) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company llp dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (66) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (67) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (68) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (69) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (70) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (71) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (72) Amendment to Investment Advisory and Management
             Agreement between Jackson National Asset Management, LLC, and Registrant dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (73) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc., dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (74) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (75) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers
             Asset Management, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (76) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (77) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (78) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (79) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (80) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (81) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (82) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (83) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (84) Form of Investment Sub-Advisory Agreement between
             Jackson National Asset Management, LLC and Franklin Advisory Services, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (85) Form of Investment Sub-Advisory Agreement between
             Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (86) Form of Investment Sub-Advisory Agreement between
             Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (87) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (88) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (89) Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2005, attached hereto.

             (90) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated July 1, 2005, attached hereto.

             (91) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated November 1, 2005, attached hereto.

             (92) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated January 17, 2006, attached hereto.

             (93) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated November 1, 2005, attached hereto.

             (94) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated October 1, 2005, attached hereto.

             (95) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated January 17, 2006, attached hereto.

(e) (1) Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

             (2) Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

             (3) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

             (4) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (5) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (6) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (7) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

             (8) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (9) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (10) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

             (11) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission
             October 14, 2003.

             (12) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (13) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (14) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (15) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (16) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (17) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, attached hereto.

(f)          Not Applicable

(g) (1) Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

             (2) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (3) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (4) Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

             (5) Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (6) Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (7) Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (8) Form of Custody Contract between Registrant and Curian Clearing, a division of Investment Centers of America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (9) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (10) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated
             May 3, 2004, incorporated by
             reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (11) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated
             October 4, 2004, incorporated by
             reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (12) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated
             May 2, 2005, incorporated by
             reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (13) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, attached hereto.

(h) (1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

             (2) Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (3) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (4) Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (5) Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (6) Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (7) Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (8) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (9) Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

             (10) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (11) Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (12) Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (13) Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (14) Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (15) Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (16) Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (17) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (18) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (19) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (20) Amendment to Administration Agreement between
             Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (21) Amendment to Transfer Agency Agreement between
             Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (22) Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (23) Plan of Reorganization of the JNL Series Trust, dated June 24, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (24) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (25) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (26) Plan of Reorganization of the JNL Series Trust, dated
             May 13, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission September 8, 2004.

             (27) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (28) Form of Plan of Reorganization of the JNL Series Trust, dated February 9, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (29) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (30) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (31) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, attached hereto.

             (32) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January, 17, 2006, attached hereto.

(i)          Opinion and Consent of Counsel, attached hereto.

(j)          Consent of Auditors, attached hereto.

(k)          Not Applicable

(l)          Not Applicable

(m) (1) Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (2) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (3) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

             (4) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

             (5) Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (6) Form of Amended and Restated Brokerage Enhancement Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (7) Form of Amended and Restated Brokerage Enhancement Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (8) Form of Amended and Restated Brokerage Enhancement Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (9) Form of Distribution Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (10) Form of Distribution Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (11) Form of Distribution Plan, dated January 17, 2006, attached hereto.

(n) (1) Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (2) Form of Multiple Class Plan, dated February 18, 2004, incorporated by reference to Registrant's
             Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (3) Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

             (4) Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (5) Form of Multiple Class Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (6) Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (7) Form of Multiple Class Plan, dated January 17, 2006, attached hereto.

(o)          Not Applicable

(p) (1) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (2) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (3) Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (4) Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (5) J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (6) Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (7) Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (8) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (9) PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (10) Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

             (11) Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

             (12) Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (13) T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

             (14) OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (15) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

             (16) AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

             (17) Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

             (18) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (19) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

             (20) OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (21) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (22) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

             (23) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on April 30, 2003.

             (24) Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (25) PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (26) Janus Capital Management LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (27) Alliance Capital Management L.P.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

             (28) Lazard Asset Management's Code of Ethics and Personal Investment Policy dated January 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (29) Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (30) Pacific Investment Management Company Code of Ethics, effective February 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (31) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (32) Wellington Management Company llp's Code of Ethics, dated April 30, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

             (33) Eagle Asset Management, Inc. Code of Ethics, dated February 5, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (34) T. Rowe Price Associates, Inc. Code of Ethics, dated March 31, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

             (35) The Registrant's and Jackson National Asset Management, LLC Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (36) Wellington Management Company LLP's Code of Ethics, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (37) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

             (38) Code of Ethics for Citigroup Asset Management - North America, and Certain Registered Investment Companies as amended April 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

             (39) Code of Ethics and Personal Investment Policy for Lazard Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

             (40) Code of Ethics for Jackson National Asset Management, LLC, attached hereto.

             (41) Wellington Management Company llp's Code of Ethics, dated January 2005, attached hereto.

Item 24. Persons controlled by or under Common Control with Registrant.

         Jackson National Separate Account - I
         Jackson National Separate Account III
         Jackson National Separate Account IV
         Jackson National Separate Account V
         JNLNY Separate Account I
         JNLNY Separate Account II
         JNLNY Separate Account IV

Item 25. Indemnification.

         Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Article VI of the Registrant's By-Laws provides the following:

     The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a) The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b) The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e) The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f) Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

     The foregoing indemnification arrangements are subject to the provisions of
Section 17(h) of the Investment Company Act of 1940.

     Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

     Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Frauenheim, Fritts, McLellan, D'Annunzio, Bouchard and Nerud, and Ms. Engler and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAMLLC:

Name                Address                Principal Occupation

Robert A. Fritts    1 Corporate Way        Managing Board Member
                    Lansing, MI 48951      (11/03 to Present)

Thomas J. Meyer     1 Corporate Way        Managing Board Member
                    Lansing, MI 48951      (11/03 to Present)

Andrew B. Hopping   1 Corporate Way        President, Managing Board Member
                    Lansing, MI 48951      (1/01 to Present)

Mark D. Nerud       1 Corporate Way        Chief Financial Officer
                    Lansing, MI 48951      (1/01 to Present)

Susan S. Rhee       1 Corporate Way        Secretary (1/01 to Present)
                    Lansing, MI 48951      Chief Legal Officer (7/04 to Present)

Steven J. Fredricks 1 Corporate Way        Chief Compliance Officer
                    Lansing, MI 48951      (2/05 to Present)

AIM Capital Management, Inc., Eagle Asset Management, Inc., Fidelity Management & Research Company, Franklin Advisory Services, LLC, Fred Alger Management, Inc., Goldman Sachs Asset Management, L.P., J.P. Morgan Investment Management Inc., Lazard Asset Management, Mellon Capital Management Corporation, OppenheimerFunds, Inc., Pacific Investment Management Company, Putnam Investment Management, Inc., Salomon Brothers Asset Management Inc, Salomon Brothers Asset Management Limited, Standard & Poor's Investment Advisory Services, Inc., T. Rowe Price Associates, Inc., and Wellington Management Company, LLP, the sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:


                                                                  File No.
    AIM Capital Management, Inc.                                 801-15211
    Eagle Asset Management, Inc.                                 801-21343
    Fidelity Management & Research Company                       801-07884
    Franklin Advisory Services, LLC                              801-51967
    Fred Alger Management, Inc.                                  801-06709
    Goldman Sachs Asset Management, L.P.                         801-37591
    INVESCO Institutional (N.A.), Inc.                           801-33949
    J.P. Morgan Investment Management Inc.                       801-21011
    Lazard Asset Management                                      801-6568
    Mellon Capital Management Corporation                        801-19785
    OppenheimerFunds, Inc.                                       801-8253
    Pacific Investment Management Company                        801-48187
    Putnam Investment Management, Inc.                           801-7974
    Salomon Brothers Asset Management Inc                        801-32046
    Standard & Poor's Investment Advisory Services, Inc.         801-51431
    Salomon Brothers Asset Management Limited                    801-43335
    T. Rowe Price Associates, Inc.                               801-856
    Wellington Management Company llp                            801-15908


Item 27. Principal Underwriters.

(a) Jackson National Life Distributors, Inc. acts as general distributor for the Registrant. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II and the JNLNY Separate Account IV.

(b)          Directors and Officers of Jackson National Life Distributors, Inc.:


Name and Business Address            Positions and Offices with Underwriter
Michael A. Wells                     Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                    Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                     President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                        Vice President - Business Planning Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                       Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                         Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows               Vice President - Fixed & Index Annuities Marketing
8055 E. Tufts Avenue                 Strategy
Suite 1100
Denver, CO 80237

William Britt                        Vice President - Print and Distribution Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Tori Bullen                          Vice President - Institutional Marketing Group
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                         Executive Vice President, National Sales Manager
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Maura Collins                        Vice President - Regulatory Accounting and Special
8055 E. Tufts Avenue                 Projects
Suite 1100
Denver, CO 80237

Steve Goldberg                       Vice President - National Sales Desk
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                     Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                           Vice President - Corporate/Curian Brand Manager
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                        Vice President - Market Research and Analysis
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                           Vice President - Production Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                        Senior Vice President - Variable Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James Livingston                     Executive Vice President - Operations
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                        Vice President - Creative Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                        Vice President - Business Development and Chief of
8055 E. Tufts Avenue                 Staff
Suite 1100
Denver, CO 80237

James McCorkle                       Vice President of National Accounts
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                      Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                         Vice President - Marketing Strategy, Variable
8055 E. Tufts Avenue                 Annuities
Suite 1100
Denver, CO 80237

Michael Nicola                       Senior Vice President - Strategic Relationships
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Bradley J. Powell                    Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                        Vice President - Advanced Markets
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                  Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                           Senior Vice President - Business Planning Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

David Sprague                        Senior Vice President - Marketing Strategy
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                  Senior Vice President - Marketing Communications
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                        Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                        Vice President - Life Insurance Marketing Strategy
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                          Vice President - New Business Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237


Item 28. Location of Accounts and Records

         Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108.

Item 29. Management Services.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 4th day of October, 2005.

                  JNL SERIES TRUST


             By:  /s/ Robert A. Fritts   *
                  --------------------------------------------------
                  Robert A. Fritts
                  President, CEO and Trustee

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.


/s/ Robert A. Fritts *                                 October 4, 2005
----------------------                                 ------------------
Robert A. Fritts
President, Chief Executive Officer & Trustee

/s/ Joseph Frauenheim *                                October 4, 2005
-----------------------                                ------------------
Joseph Frauenheim
Trustee

/s/ Richard McLellan *                                 October 4, 2005
------------------------                               ------------------
Richard McLellan
Trustee

/s/ Dominic D'Annunzio *                               October 4, 2005
-------------------------                              ------------------
Dominic D'Annunzio
Trustee

/s/ Michelle Engler *                                  October 4, 2005
-------------------------                              ------------------
Michelle Engler
Trustee

/s/ Michael Bouchard *                                 October 4, 2005
-------------------------                              ------------------
Michelle Engler
Trustee

/s/ Mark D. Nerud *                                    October 4, 2005
-------------------------                              ------------------
Mark D. Nerud
Vice President, Chief Financial Officer
and Treasurer




* By Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST, a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


/s/ Michael Bouchard                                           January 1, 2005
--------------------                                           ---------------
Michael Bouchard                                               Date

/s/ Dominic D'Annunzio                                         January 1, 2005
---------------------                                          ---------------
Dominic D'Annunzio                                             Date

/s/ Michelle Engler                                            January 1, 2005
---------------------                                          ---------------
Michelle Engler                                                Date

/s/ Joseph Frauenheim                                          January 1, 2005
---------------------                                          ---------------
Joseph Frauenheim                                              Date

/s/ Robert A. Fritts                                           January 1, 2005
--------------------                                           ---------------
Robert A. Fritts                                               Date

/s/ Richard McLellan                                           January 1, 2005
---------------------                                          ---------------
Richard McLellan                                               Date

/s/ Mark D. Nerud                                              January 1, 2005
---------------------                                          ---------------
Mark D. Nerud                                                  Date

                                  EXHIBIT LIST

Item 23.        Exhibits

(b) (3) Amended and Restated By-laws of Registrant, attached hereto as EX-99.23(b)(3).

(d) (89) Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2005, attached hereto as EX-99.23(d)(89).

             (90) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated July 1, 2005, attached hereto as EX-99.23(d)(90).

             (91) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated November 1, 2005, attached hereto as EX-99.23(d)(91).

             (92) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated January 17, 2006, attached hereto as EX-99.23(d)(92).

             (93) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated November 1, 2005, attached hereto as EX-99.23(d)(93).

             (94) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated October 1, 2005, attached hereto as EX-99.23(d)(94).

             (95) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated January 17, 2006, attached hereto as EX-99.23(d)(95).

(e) (17) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, attached hereto as EX-99.23(e)(17).

(g) (13) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, attached hereto as EX-99.23(g)(13).

(h) (31) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, attached hereto as EX-99.23(h)(31).

             (32) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January, 17, 2006, attached hereto as EX-99.23(h)(32).

(i)          Opinion and Consent of Counsel, attached hereto as EX-99.23(i).

(j)          Consent of Auditors, attached hereto as EX-99.23(j).

(m) (11) Form of Distribution Plan, dated January 17, 2006, attached hereto as EX-99.23(m)(11).

(n) (7) Form of Multiple Class Plan, dated January 17, 2006, attached hereto as EX-99.23(n)(7).

(p) (40) Code of Ethics for Jackson National Asset Management, LLC, attached hereto as EX-99.23(p)(40).

             (41) Wellington Management Company llp's Code of Ethics, dated January 2005, attached hereto as EX-99.23(p)(41).